RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2020
Disclosure of related party transactions [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY RELATIONSHIPS
The following tables include principal investments which, in aggregate, significantly impact the results or assets of the Company:

Investments in subsidiaries consolidated in the Company’s financial statements:

		% equity	% equity
		interest	interest
Name	Country of incorporation	2020	2019
AACE Vietnam Limited Liability Company	Vietnam	100.0%	100.0%
CAE Academia de Aviacion (Espana) S.L.	Spain	100.0%	100.0%
CAE (UK) plc	United Kingdom	100.0%	100.0%
CAE (US) Inc.	United States	100.0%	100.0%
CAE Aircrew Training Services plc	United Kingdom	76.5%	76.5%
CAE Australia Pty Ltd.	Australia	100.0%	100.0%
CAE Aviation Services Pte Ltd.	Singapore	100.0%	100.0%
CAE Aviation Training B.V.	Netherlands	100.0%	100.0%
CAE Aviation Training Peru S.A.	Peru	100.0%	100.0%
CAE Brunei Multi Purpose Training Centre Sdn Bhd	Brunei	60.0%	60.0%
CAE Center Amsterdam B.V.	Netherlands	100.0%	100.0%
CAE Center Brussels N.V.	Belgium	100.0%	100.0%
CAE Centre Copenhagen A/S	Denmark	100.0%	100.0%
CAE Centre Hong Kong Limited	Hong Kong	100.0%	100.0%
CAE Centre Oslo AS	Norway	100.0%	100.0%
CAE Centre Stockholm AB	Sweden	100.0%	100.0%
CAE CFT B.V.	Netherlands	100.0%	100.0%
CAE Civil Aviation Training Solutions Inc.	United States	100.0%	100.0%
CAE Colombia Flight Training S.A.S.	Colombia	100.0%	100.0%
CAE Crewing Services Limited	Ireland	100.0%	100.0%
CAE El Salvador Flight Training S.A. de C.V.	El Salvador	99.5%	99.5%
CAE Electronik GmbH	Germany	100.0%	100.0%
CAE Engineering Korlatolt Felelossegu Tarsasag	Hungary	100.0%	100.0%
CAE Entrenamiento de Vuelo Chile Limitada	Chile	100.0%	100.0%
CAE Flight & Simulator Services Sdn. Bhd.	Malaysia	100.0%	100.0%
CAE Flight Training (India) Private Limited	India	100.0%	100.0%
CAE Flight Training Center Mexico, S.A. de C.V.	Mexico	100.0%	100.0%
CAE GAH Aviation Technology Services Co Ltd	China	80.0%	—%
CAE Global Academy Évora, SA	Portugal	100.0%	100.0%
CAE Healthcare Canada Inc.	Canada	100.0%	100.0%
CAE Healthcare Inc.	United States	100.0%	100.0%
CAE India Private Limited	India	100.0%	100.0%
CAE Integrated Enterprise Solutions Australia Pty Ltd.	Australia	100.0%	100.0%
CAE International Holdings Limited	Canada	100.0%	100.0%
CAE Kuala Lumpur Sdn Bhd	Malaysia	100.0%	100.0%
CAE Luxembourg Acquisition S.à r.l.	Luxembourg	100.0%	100.0%
CAE Maritime Middle East L.L.C.	United Arab Emirates	49.0%	49.0%
CAE Middle East L.L.C.	United Arab Emirates	49.0%	49.0%
CAE Military Aviation Training Inc.	Canada	100.0%	100.0%
CAE New Zealand Pty Ltd.	New Zealand	100.0%	100.0%
CAE North East Training Inc.	United States	100.0%	100.0%
CAE Oslo - Aviation Academy AS	Norway	100.0%	—%
CAE Oxford Aviation Academy Phoenix Inc.	United States	100.0%	100.0%
CAE Services Italia S.r.l.	Italy	100.0%	100.0%
CAE Servicios Globales de Instrucción de Vuelo (España), S.L.	Spain	100.0%	100.0%
CAE Shanghai Company, Limited	China	100.0%	100.0%
CAE SimuFlite Inc.	United States	100.0%	100.0%
CAE Simulation Technologies Private Limited	India	100.0%	100.0%
CAE Simulator Services Inc.	Canada	100.0%	100.0%
Investments in subsidiaries consolidated in the Company’s financial statements (continued):

		% equity	% equity
		interest	interest
Name	Country of incorporation	2020	2019
CAE Singapore (S.E.A.) Pte Ltd.	Singapore	100.0%	100.0%
CAE South America Flight Training do Brasil Ltda.	Brazil	100.0%	100.0%
CAE STS Limited	United Kingdom	100.0%	100.0%
CAE Training & Services Brussels NV	Belgium	100.0%	100.0%
CAE Training & Services UK Ltd.	United Kingdom	100.0%	100.0%
CAE Training Norway AS	Norway	100.0%	100.0%
CAE USA Inc.	United States	100.0%	100.0%
CAE USA Mission Solutions Inc.	United States	100.0%	100.0%
CAE Verwaltungsgesellschaft mbH	Germany	100.0%	100.0%
Flight Training Device (Mauritius) Ltd.	Mauritius	100.0%	100.0%
Logitude Oy	Finland	100.0%	100.0%
Oxford Aviation Academy (Oxford) Limited	United Kingdom	100.0%	100.0%
Parc Aviation Engineering Services Ltd.	Ireland	100.0%	100.0%
Parc Aviation Limited	Ireland	100.0%	100.0%
Parc Aviation UK Ltd	United Kingdom	100.0%	100.0%
Parc Interim Limited	Ireland	100.0%	100.0%
Pelesys Aviation Maintenance Training Inc.	Canada	100.0%	29.3%
Pelesys Learning Systems Inc.	Canada	100.0%	45.0%
Presagis Canada Inc.	Canada	100.0%	100.0%
Presagis Europe (S.A.)	France	100.0%	100.0%
Presagis USA Inc.	United States	100.0%	100.0%
Servicios de Instrucción de Vuelo, S.L.	Spain	80.0%	80.0%
SIM-Industries Brasil Administracao de Centros de Treinamento Ltda.	Brazil	100.0%	100.0%
SIV Ops Training, S.L.	Spain	80.0%	80.0%

Investments in joint ventures accounted for under the equity method:

		% equity	% equity
		interest	interest
Name	Country of incorporation	2020	2019
Aviation Training Northeast Asia B.V.	Netherlands	50.0%	50.0%
CAE Flight and Simulator Services Korea, Ltd.	Korea	50.0%	50.0%
CAE-LIDER Training do Brasil Ltda.	Brazil	50.0%	50.0%
CAE Melbourne Flight Training Pty Ltd.	Australia	50.0%	50.0%
CAE Middle East Pilot Services LLC	United Arab Emirates	49.0%	49.0%
CAE Simulation Training Private Limited	India	50.0%	50.0%
Embraer CAE Training Services LLC	United States	49.0%	49.0%
Emirates-CAE Flight Training LLC	United Arab Emirates	49.0%	49.0%
Flight Training Alliance GmbH	Germany	50.0%	50.0%
HATSOFF Helicopter Training Private Limited	India	50.0%	50.0%
Helicopter Training Media International GmbH	Germany	50.0%	50.0%
HFTS Helicopter Flight Training Services GmbH	Germany	25.0%	25.0%
JAL CAE Flight Training Co. Ltd.	Japan	50.0%	50.0%
National Flying Training Institute Private Limited	India	51.0%	51.0%
Pegasus Ucus Egitim Merkezi A.S.	Turkey	49.9%	49.9%
Philippine Academy for Aviation Training Inc.	Philippines	40.0%	40.0%
Rotorsim s.r.l.	Italy	50.0%	50.0%
Rotorsim USA LLC	United States	50.0%	50.0%
SIMCOM Holdings, Inc	United States	50.0%	—%
Singapore CAE Flight Training Pte Ltd.	Singapore	50.0%	50.0%

During the year ended March 31, 2020, the unrecognized share of losses of joint ventures for which the Company ceased to recognize when applying the equity method was $3.3 million (2019 – $5.7 million). As at March 31, 2020, the cumulative unrecognized share of losses for these entities was $16.0 million (2019 – $12.7 million) and the cumulative unrecognized share of comprehensive loss of joint ventures was $16.1 million (2019 – $13.4 million).

Partnership with Directional Aviation Capital
On November 4, 2019, the Company concluded a strategic partnership with Directional Aviation Capital (DAC) including a 15-year exclusive business aviation training services agreement with DAC affiliates and the acquisition of a 50% equity interest in SIMCOM Holdings, Inc. for cash consideration of $113.5 million [US $86.3 million]. The Company obtained joint control over SIMCOM, therefore the joint venture is accounted for using the equity method. SIMCOM operates simulators and training devices representative of a wide range of jet, turboprop and piston powered aircraft and is headquartered in Orlando, Florida.

Over the course of the 15-year business aviation training services agreement, DAC's affiliated business aircraft operators, which include Flexjet, Flight Options, Flairjet, Sirio, Nextant Aerospace and Corporate Wings, will train exclusively with SIMCOM and CAE.
RELATED PARTY TRANSACTIONS
The Company’s outstanding balances with its equity accounted investees are as follows:

	2020	2019
Accounts receivable (Note 9)	$51.2	$33.9
Contract assets	38.5	13.4
Other non-current assets	25.6	18.7
Accounts payable and accrued liabilities (Note 16)	5.7	2.2
Contract liabilities	28.8	30.7
Other non-current liabilities	1.7	1.6

The Company’s transactions with its equity accounted investees are as follows:

	2020	2019
Revenue	$166.0	$65.5
Purchases	2.5	2.4
Other income	1.5	1.4

Compensation of key management personnel
Key management personnel have the ability and responsibility to make major operational, financial and strategic decisions for the Company and include certain executive officers. The compensation of key management for employee services are as follows:

	2020	2019
Salaries and other short-term employee benefits	$6.5	$6.4
Post-employment benefits – defined benefit plans	2.5	1.9
Share-based payments expense	(8.8)	18.9
	$0.2	$27.2